Information about the main subsidiaries (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of information about principal subsidiaries
	Direct interest of non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	As of June 30, 2022
Subsidiaries with direct participation of Cresud
IRSA	46.06%	42,419	330,373	86,429	116,636	169,727	78,176
Subsidiaries with indirect participation of Cresud
Brasilagro	60.44%	37,845	59,515	11,519	21,341	64,500	38,984
	As of June 30, 2021
Subsidiaries with direct participation of Cresud
IRSA	37.78%	22,831	342,492	36,302	193,368	135,653	51,248
Subsidiaries with indirect participation of Cresud
Brasilagro	60.56%	55,757	72,128	20,929	23,586	83,370	50,491
IRSA CP (*)	20.08%	37,145	253,766	21,518	141,466	127,927	25,689

	Revenues	Net income/ (loss)	Total comprehensive (loss)/ income	Total comprehensive (loss)/ income attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net Increase (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2022
Subsidiaries with direct participation of Cresud
IRSA	32,085	34,892	(177)	340	14,392	11,195	(13,663)	10,209	(176)
Subsidiaries with indirect participation of Cresud
Brasilagro	32,117	14,968	(5,839)	(3,536)	2,580	(210)	(11,832)	(9,462)	-
	Year ended June 30, 2021
Subsidiaries with direct participation of Cresud
IRSA	21,282	(61,643)	(18,746)	(12,564)	2,388	111,311	(80,089)	33,610	(4,400)
Subsidiaries with indirect participation of Cresud
Brasilagro	21,375	15,687	15,844	9,665	4,808	(6,713)	29,094	27,189	-
IRSA CP (*)	18,043	(36,957)	215	(35,966)	2,102	15,995	(28,274)	(10,177)	-